Convertible Debt (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Statement [Line Items]
Total convertible debt obligation beginning balance	$ 0
Acquisition of Engine	7,111,333
Interest expense	128,767
Accrued interest on conversion / interest payments	(125,000)
Change in fair value	(455,009)
Total convertible debt obligation ending balance	6,660,091
2020 series convertible debentures [member]
Statement [Line Items]
Total convertible debt obligation beginning balance	0
Acquisition of Engine	2,082,304
Interest expense	19,178
Accrued interest on conversion / interest payments	0
Change in fair value	(534,678)
Total convertible debt obligation ending balance	1,566,804
EB CD [member]
Statement [Line Items]
Total convertible debt obligation beginning balance	0
Acquisition of Engine	5,029,029
Interest expense	109,589
Accrued interest on conversion / interest payments	(125,000)
Change in fair value	(79,669)
Total convertible debt obligation ending balance	$ 5,093,287